FAIR VALUE INFORMATION	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE INFORMATION
FAIR VALUE INFORMATION

NOTE 27 — FAIR VALUE INFORMATION

Fair value hierarchy

The table below analyses assets and liabilities carried at fair value. The different levels are defined as follows:

Level 1: Quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access at measurement date.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2021, and 2020, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$1,784,938	$—	$—	$1,784,938
Accounts receivable	—	1,018,003	—	1,018,003
Other Receivable			66,000
Due from related parties	—	44,245	—	44,245
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,069	29,069
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	1,078,381	—	1,078,381
Derivative liability	—	250,000	—	250,000
Loans payable	—	151,273	—	151,273
Loans payable, related parties	—	425,551	—	425,551
Lease liabilities	—	1,330,860	—	1,330,860
Convertible debt obligations, net	—	1,274,010	—	1,274,010

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$2,273,151	$—	—	$2,273,151
Accounts receivable	—	948,341	—	948,341
Due from related parties	—	53,851	—	53,851
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,076	29,076
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	821,820	—	821,820
Derivative liability	—	250,000	—	250,000
Loans payable	—	223,240	—	223,240
Loans payable, related parties	—	589,502	—	589,502
Lease liabilities	—	1,853,064	—	1,853,064
Convertible debt obligations, net	—	1,531,639	—	1,531,639

NOTE 29 — FAIR VALUE INFORMATION

Fair value hierarchy

The table below analyses assets and liabilities carried at fair value. The different levels are defined as follows:

Level 1: Quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access at measurement date.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

During the year ended December 31, 2019, the Company recognized a gain on the change in fair value of derivative liabilities of $783,785 related to the mark-to-market of the bifurcated conversion options of convertible notes issued during 2019. See Note 19, Convertible Debt Obligations, for additional details. No gain or loss on the change in fair value was recorded for year ended December 31, 2020.

As of December 31, 2020 and 2019, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$2,273,151	$—	$—	$2,273,151
Accounts receivable	—	948,341	—	948,341
Due from related parties	—	53,851	—	53,851
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,076	29,076
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	821,820	—	821,820
Derivative liability	—	250,000	—	250,000
Loans payable	—	223,240	—	223,240
Loans payable, related parties	—	589,502	—	589,502
Lease liabilities	—	1,853,064	—	1,853,064
Convertible debt obligations, net	—	1,531,639	—	1,531,639

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$3,290,095	$—	—	$3,290,095
Accounts receivable	—	1,263,849	—	1,263,849
Due from related parties	—	67,310	—	97,310
Financial assets at fair value through profit or loss
Investments at fair value	—	—	28,526	28,526
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	486,871	—	486,871
Loans payable	—	1,281,888	—	1,281,888
Loans payable, related parties	—	832,800	—	832,800
Lease liabilities	—	2,273,739	—	2,273,739
Convertible debt obligations, net	—	1,918,340	—	1,918,340